Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 5,713,085	$ 5,416,855
Accumulated depreciation	720,814	553,582
Net book value	4,992,271	4,863,273
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	5,391,713	5,339,550
Accumulated depreciation	720,814	553,582
Net book value	4,670,899	4,785,968
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	321,372	77,305
Accumulated depreciation
Net book value	$ 321,372	$ 77,305